Long-term debt	6 Months Ended
Jun. 30, 2012
Long-term debt
9.	Long-term debt:

	June 30, 2012	December 31, 2011
Long-term debt:
$1.3 billion revolving credit facility	$1,032,745	$1,032,745
$365.0 million revolving credit facility	315,800	323,200
$218.4 million credit facility	217,661	217,661
$920.0 million revolving credit facility	890,257	890,257
$150.0 million credit facility	150,000	79,672
$291.2 million credit facility	269,895	202,026
$235.3 million credit facility	226,352	182,168
$53.0 million term loan credit facility	—	53,000
$15.0 million term loan	15,000	15,000
$5.0 million line of credit	5,000	—
$150.0 million revolving credit facility	—	—

Long-term debt	3,122,710	2,995,729
Current portion	(72,518)	(81,482)

Long-term debt	$3,050,192	$2,914,247

Minimum repayments:

As at June 30, 2012, minimum repayments for the balances outstanding with respect to the credit facilities are as follows:

Remainder of 2012	$84,302
2013	181,990
2014	311,613
2015	837,407
2016	168,776
Thereafter	1,538,622

$3,122,710

The minimum repayments above are determined based on amounts outstanding at period end, pro-rated to reflect commitment reduction schedules for each related facility as if they were fully drawn. Actual repayments may differ from the amounts presented as repayment timing is impacted by the balance outstanding at each commitment reduction date.